Note 16 - Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Other Current Liabilities [Table Text Block]
	As of December 31,	As of December 31,
	2015	2014
CEO Series B Preference shares	$24,930	$-
Employees, directors, officers and consultants warrants	2,035	7,745
Employees, directors, officers and consultants Series B Preference shares	10,387	-
Other current liabilities	$37,352	$7,745

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of January 1, 2012	1,832	$445.50	2.9
Granted (4)	39,541	285.85	0.8
Forfeited (2), (3)	(334)	359.03	-
Vested (1), (2), (3), (4)	(41,039)	292.27	-
Outstanding and non-vested shares, as of December 31, 2013	-	$-	-
Outstanding and non-vested shares, as of December 31, 2014	-	$-	-
Outstanding and non-vested shares, as of December 31, 2015	-	$-	-